Income tax (Details 5) ¥ in Thousands, $ in Thousands	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Deferred tax assets:
Accounts receivable	$ 1,609	¥ 9,975	¥ 6,812
Non-current accounts receivable	1,431	8,871	6,406
Inventories	367	2,278	2,293
Others	109	678	1,226
Net deferred tax assets	3,516	21,802	16,737
Deferred tax liabilities:
Deferred revenue	(14)	(86)	(96)
Property, plant and equipment	(823)	(5,107)	(4,988)
PRC dividend withholding tax	(1,468)	(9,100)	(3,900)
Intangible assets	(4,675)	(28,982)	(30,138)
Deferred tax liabilities	(6,980)	(43,275)	(39,122)
Net deferred tax liabilities	(3,464)	(21,473)	(22,385)
Classification on consolidated balance sheets
Current deferred tax assets	1,657	10,270	7,664
Current deferred tax liabilities	(1,468)	(9,100)	(3,900)
Non-current deferred tax assets	422	2,618	1,789
Non-current deferred tax liabilities	(4,075)	(25,261)	(27,938)
Net deferred tax liabilities	$ (3,464)	¥ (21,473)	¥ (22,385)